SUBSEQUENT EVENTS	8 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12—SUBSEQUENT EVENTS

On January 22, 2013, the Company issued 100 shares of 12.5% Cumulative Non-Voting Redeemable Preferred Stock to 100 investors at $1,000 per share in connection with its REIT qualification under the Internal Revenue Code. The net proceeds to the Company from this issuance were $67,500 after the deduction of initial set-up, funding and administration fees, and will be further reduced by accrued but unbilled legal costs of approximately $50,000 directly related to the issuance.

On January 22, 2013, the Company filed Amendment No. 1 to the Company's Registration Statement on Form S-11, previously filed with the Securities and Exchange Commission on December 20, 2012.

On January 30, 2013, the Company paid a cash dividend of $220,833, or $0.00833 per share, previously declared in respect of the month of December 2012.

On February 15, 2013, the Company declared a cash dividend of $219,950 or $0.0083 per share, payable on February 27, 2013 in respect of the month of January 2013.